Stockholders' Equity	12 Months Ended
Jun. 30, 2012
Stockholders' Equity
6.	STOCKHOLDERS’ EQUITY

Common Stock

We have reserved shares of common stock for issuance at June 30, 2012 as follows:

Reserved Stock Options
Stock options outstanding	2,738,250
Reserved for future grants of stock options	1,091,905

Total reserved shares of common stock for issuance	3,830,155

Preferred Stock

We are authorized to issue 5,000,000 shares of preferred stock with a par value of $0.001 per share, and no shares of preferred stock are outstanding. Our board of directors has the authority, without further action by our stockholders, to issue up to 5,000,000 shares of preferred stock in one or more series and to fix the rights, preferences, privileges and restrictions thereof. These rights, preferences and privileges could include dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences, sinking fund terms and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of the common stock.

Common Stock Warrants

On June 29, 2007, we entered into an amendment to the 2002 Agreement with Ashutosh Roy, the 2007 Note, and received warrants to purchase up to 333,333 shares of our common stock at an exercise price equal to $1.20 per share (see note 3). The fair value of these warrants was determined using the Black-Scholes valuation method with the following assumptions: an expected life of 3 years, an expected stock price volatility of 75%, a risk free interest rate of 4.28%, and a dividend yield of 0%. We recorded $1.8 million in related party notes payable and $187,000 of discount on the note related to the relative value of the warrants issued in the transaction that was amortized to interest expense over the three year life of the note. These warrants expired in June 2010.

On June 27, 2008, in connection with a revolving credit facility with Bridge Bank N.A., or Bridge Bank, we issued warrants with a put option right to purchase up to 73,889 shares of the our common stock at an exercise price equal to $0.90 per share in connection with such credit facility, or the Bridge Bank Agreement. The fair value of these warrants was determined using the Black-Scholes valuation method with the following assumptions: an expected life of three years, an expected stock price volatility of 80%, a risk free interest rate of 3.14%, and a dividend yield of 0%. Bridge Bank had the right to require us to purchase the warrant at an amount specified in the Bridge Bank Agreement. The $168,000 fair value assigned to the warrant and put options was recorded as debt issuance cost as of June 30, 2008 and was amortized as interest expense over the two year term of the Agreement. We recorded no expense in fiscal years 2012 and 2011 related to these warrants and recorded $84,000 expense in fiscal year 2010. We accounted for the warrant and the put option rights as a compound financial instrument in the consolidated financial statements at fair value. Bridge Bank exercised the put option upon the expiration of the Bridge Bank Agreement in June 2011.

On September 24, 2008, we entered into a Conversion Agreement and Amendment to Subordinated Secured Promissory Notes, as amended, or the Agreement, with the lenders (see note 3). In consideration for the Note Extension, the lenders received warrants to purchase an aggregate of 1,525,515 shares of our common stock at a price per share equal to $0.95 and as a result, we recorded $272,000 of discount on the notes related to the relative value of the warrants issued in the transaction that is being amortized to interest expense over the three year life of the note. The fair value of these warrants was determined using the Black-Scholes valuation method with the following assumptions: an expected life of three years, an expected stock price volatility of 80%, a risk free interest rate of 2.26%, and a dividend yield of 0%. Mr. Roy exercised his warrants to purchase 1,218,493 shares of our common stock in March 2011. In September 2011, Oak Hill Capital Partners L.P., Oak Hill Capital Management Partners L.P., and FW Investors L.P. exercised 307,022 warrants on a cashless basis and received 238,393 shares of our common stock (see note 3).

The warrants activity is summarized as follows:

	Warrants Outstanding	Weighted Average Exercise Price
Warrants outstanding as of June 30, 2009	1,932,737	$0.99
Expiration of warrants assumed in June 2007	(333,333)	$1.20

Warrants outstanding as of June 30, 2010	1,599,404	$0.95
Expiration of warrants assumed in June 2008	(73,889)	$0.90
Warrants exercised from amendment to Notes with related parties	(1,218,493)	$0.95

Warrants outstanding as of June 30, 2011	307,022	$0.95
Warrants exercised from amendment to Notes with related parties	(307,022)	$0.95

Warrants outstanding as of June 30, 2012	—	$0.00

2005 Management Stock Option Plan

In May 2005, our board of directors adopted the 2005 Management Stock Option Plan, or the 2005 Management Plan, which provides for the grant of nonstatutory stock options to directors, officers and key employees of eGain and its subsidiaries. The Plan was increased by 500,000 shares of common stock in November 2007 and 500,000 shares of common stock in September 2011. Options under the 2005 Management Plan are granted at a price not less than 100% of the fair market value of the common stock on the date of grant. Options granted under the 2005 Management Plan are subject to eGain’s right of repurchase, whose right shall lapse with respect to one-forty-eighth (1/48th) of the shares granted to a director, officer or key employee for each month of continuous service provided by such director, officer or key employee to eGain. The options granted under this plan are exercisable for up to ten years from the date of grant.

The following table represents the activity under the 2005 Management Plan:

	Shares Available for Grant	Options Outstanding	Weighted Average Price
Balance at June 30, 2009	324,250	1,134,400	$0.77
Options Granted	(120,000)	120,000	$0.82
Options Forfeited / Expired	30,000	(30,000)	$0.64

Balance at June 30, 2010	234,250	1,224,400	$0.78
Options Granted	(115,000)	115,000	$1.97
Options Forfeited / Expired	—	(755,000)	—

Balance at June 30, 2011	119,250	584,400	$0.93
Shares Authorized for Issuance	500,000	—	—
Options Granted	(340,000)	340,000	$4.56
Options Exercised	—	(40,650)	$0.69
Options Forfeited / Expired	18,750	(18,750)	$2.90

Balance at June 30, 2012	298,000	865,000	$2.33

2005 Stock Incentive Plan

In March 2005, our board of directors adopted the 2005 Stock Incentive Plan, the 2005 Incentive Plan, which provides for the grant of stock options to eGain’s employees, officers, directors and consultants. Options granted under the 2005 Incentive Plan are either incentive stock options or non-statutory stock options. Incentive stock options may be granted to employees with exercise prices of no less than the fair value of the common stock on the date of grant. The options generally vest ratably over a period of four years and expire no later than ten (10) years from the date of grant. We received stockholder approval of the 2005 Incentive Plan at its 2005 Annual Meeting of Stockholders. Our board of directors approved an increase in the 2005 Incentive Plan by 1.0 million shares of common stock in February 2009 and 1.0 million shares of common stock in September 2011. We received stockholder approval for the increases at our 2009 and 2011 Annual Meeting of Stockholders.

The following table represents the activity under the 2005 Stock Incentive Plan:

	Shares Available for Grant	Options Outstanding	Weighted Average Price
Balance at June 30, 2009	1,087,600	372,400	$0.99
Options Granted	(941,100)	941,100	$0.76
Options Exercised	—	(840)	$0.74
Options Forfeited / Expired	46,017	(46,017)	$0.90

Balance at June 30, 2010	192,517	1,266,643	$0.82
Options Granted	(165,450)	165,450	$1.89
Options Exercised	—	(110,781)	$0.75
Options Forfeited / Expired	71,984	(71,984)	$1.03

Balance at June 30, 2011	99,051	1,249,328	$0.96
Shares Authorized for Issuance	1,000,000	—	—
Options Granted	(380,300)	380,300	$5.53
Options Exercised	—	(54,713)	$0.95
Options Forfeited / Expired	75,154	(75,154)	$4.04

Balance at June 30, 2012	793,905	1,499,761	$1.96

2000 Non-Management Stock Option Plan

In July 2000, our board of directors adopted the 2000 Non-Management Stock Option Plan, or the 2000 Plan, which provided for the grant of non-statutory stock options to our employees, advisors and consultants of eGain. Options under the 2000 Plan were granted at a price not less than 85% of the fair market value of the common stock on the date of grant. Our board of directors determines the fair market value (as defined in the 2000 Plan) of the common stock, date of grant and vesting schedules of the options granted. The options generally vest ratably over 4 years and expire no later than 10 years from the date of grant. This plan expired in July 2010 and there are no further options available to grant under the 2000 Plan.

The following table represents the activity under the 2000 Plan:

	Shares Available for Grant	Options Outstanding	Weighted Average Price
Balance at June 30, 2009	42,589	152,256	$10.29
Options Granted	(56,000)	56,000	$0.71
Options Exercised	—	(500)	$0.80
Options Forfeited / Expired	14,989	(14,989)	$16.27

Balance at June 30, 2010	1,578	192,767	$7.07
Options Granted	—	(25,953)	$0.90
Options Forfeited / Expired	58,293	(58,293)	$19.86
Plan Shares Expired	(59,871)	—	—

Balance at June 30, 2011	—	108,521	$1.68
Options Exercised	—	(27,655)	$1.59
Options Forfeited / Expired	—	(3,389)	$11.46

Balance at June 30, 2012	—	77,477	$1.28

1998 Stock Plan

In June 1998, our board of directors adopted the 1998 Stock Plan, or the 1998 Plan, which provides for grant of stock options to eligible participants. Options granted under the 1998 Plan are either incentive stock options or non-statutory stock options. Incentive stock options may be granted to employees with exercise prices of no less than the fair value of the common stock and non-statutory options may be granted to eligible participants at exercise prices of no less than 85% of the fair value of the common stock on the date of grant. Our board of directors determines the fair market value (as defined in the 1998 Plan) of the common stock, date of grant and vesting schedules of the options granted. The options generally vest ratably over a period of four years and expire no later than 10 years from the date of grant. Options are generally exercisable upon grant, subject to our repurchase rights until vested. This plan expired in November 2010 and there are no further options available to grant under the 1998 Plan.

The following table represents the activity under the 1998 Plan:

	Shares Available for Grant	Options Outstanding	Weighted Average Price
Balance at June 30, 2009	22,122	577,994	$5.83
Options Granted	(4,600)	4,600	$0.49
Options Exercised	—	(19,344)	$0.66
Options Forfeited / Expired	52,858	(52,858)	$13.35

Balance at June 30, 2010	70,380	510,392	$5.20
Options Granted	—	(39,216)	$0.73
Options Forfeited / Expired	40,465	(40,465)	$34.51
Plan Shares Expired	(110,845)	—	—

Balance at June 30, 2011	—	430,711	$2.86
Options Exercised	—	(79,416)	$2.43
Options Forfeited / Expired	—	(55,283)	$12.21

Balance at June 30, 2012	—	296,012	$1.22

The following table summarizes information about stock options outstanding and exercisable under all stock option plans as of June 30, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
$0.30–$0.60	60,355	6.05	$0.47	55,738	$0.47
$0.64–$0.64	458,631	2.91	0.64	458,631	0.64
$0.70–$0.70	1,000	3.32	0.70	1,000	0.70
$0.74–$0.74	691,678	7.13	0.74	459,399	0.74
$0.75–$0.91	299,906	5.88	0.79	218,292	0.78
$0.92–$1.40	288,632	5.09	1.17	239,117	1.16
$1.45–$3.32	290,998	5.45	2.32	175,457	2.31
$3.64–$5.28	423,000	9.37	4.64	16,666	5.28
$5.30–$6.91	222,050	9.30	6.08	600	5.60
$9.00–$9.00	2,000	9.33	9.00	—	—

$0.30–$9.00	2,738,250	6.39	$1.98	1,624,900	$0.99

The summary of options vested and exercisable at June 30, 2012 comprised:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term
Options outstanding	2,738,250	$1.98	$9,660,787	6.39
Fully vested and expected to vest options.	2,623,894	$1.89	$9,482,200	6.28
Options exercisable	1,624,900	$0.99	$7,251,533	4.91

The aggregate intrinsic value in the preceding table represents the total intrinsic value based on stock options with a weighted average exercise price less than our closing stock price of $5.45 as of June 30, 2012 that would have been received by the option holders, had they exercised their options on June 30, 2012. The total intrinsic value of stock options exercised during fiscal year 2012, 2011 and 2010 was $690,511, $1,030,788 and $6,162, respectively.

Stock-Based Compensation

We account for stock-based compensation in accordance with ASC 718, Compensation — Stock Compensation. Under the fair value recognition provisions of ASC 718, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the vesting period. All of our stock-based compensation is accounted for as an equity instrument. The table below summarizes the effect of stock-based compensation (in thousands, except per share amounts):

	Year Ended June 30,
	2012	2011	2010
Non-cash stock-based compensation expense	$(856)	$(218)	$(244)
Income tax benefit	—	—	—

Net income effect	$(856)	$(218)	$(244)

Net effect on earnings per share, basic and diluted	$(0.04)	$(0.01)	$(0.01)

We utilized the Black-Scholes valuation model for estimating the fair value of the stock-based compensation of options granted. All shares of our common stock issued pursuant to our stock option plans are only issued out of an authorized reserve of shares of common stock which were previously registered with the Securities and Exchange Commission on a registration statement on Form S-8.

During the fiscal year ended June 30, 2012, 2011 and 2010 there were 720,300, 280,450 and 1,121,700 options granted, respectively, with a weighted-average fair value of $3.21, $1.21 and $0.54, respectively, using the following assumptions:

	Year Ended June 30,
	2012	2011	2010
Dividend yield	—	—	—
Expected volatility	85%	82%	80%
Average risk-free interest rate	0.97%	1.82%	2.76%
Expected life (in years)	4.48	4.50	6.25

The dividend yield of zero is based on the fact that we have never paid cash dividends and have no present intention to pay cash dividends. We determined the appropriate measure of expected volatility by reviewing historic volatility in the share price of our common stock, as adjusted for certain events that management deemed to be non-recurring and non-indicative of future events. The risk-free interest rate is derived from the average U.S. Treasury Strips rate with maturities approximating the expected lives of the awards during the period, which approximate the rate in effect at the time of the grant.

Prior to October 2009, in developing our estimate of expected life of a stock option, we determined that our historical share option exercise experience did not provide a reasonable basis upon which to estimate expected life. In addition, estimating life based on the expected terms of options granted by other, similar companies with similarly structured awards was considered but data was not readily available to arrive at reliable estimates. We therefore used the technique commonly referred to as the “simplified method” described as a temporary method to develop the estimate of the expected life of a “plain vanilla” employee stock option. Under this approach, the expected life would be presumed to be the mid-point between the vesting date and the end of the contractual term. In October 2009 we changed from using the “simplified method” of developing the estimate of the expected life to basing it on the historical exercise behavior, and cancellations of all past option grants made by the company during the time period which its equity shares have been publicly traded, the contractual term of the option, the vesting period and the expected remaining term of the outstanding options. The change in the estimate did not have a material effect on either the expected life or the valuation of the stock options.

Total compensation cost, net of forfeitures of all options granted but not yet vested as of June 30, 2012 was $1.5 million which is expected to be recognized over the weighted average period of 1.34 years.